Schedule of changes in balances of deferred tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	R$ 5,559,657	R$ 4,981,691
Business combination | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	957	1,302
OtherMember | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	3,860	3,525
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	722,352	722,222
Tax depreciation | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	4,018,573	3,737,169
P I S C O F I N S Credit Exclusion Of I C M S From The Calculation Basis [Member] | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	331,479
Present Value Adjustment And Amortized Cost [Member] | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	90,097	79,920
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | Liabilities
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	244,038	279,321
Assets
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	12,069,485	12,277,265
Assets | Tax losses (IR) and negative base (CSL)
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	3,169,959	3,278,184
Assets | Goodwill amortized
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	2,550	6,520
Assets | Exchange variations
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	3,998,264	3,817,615
Assets | Temporary Adjustment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	4,832,523	4,996,337
Assets | Business combination
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	34,216	56,211
Assets | Tax credits
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites		77,032
Assets | OtherMember
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	31,973	45,366
Liabilities | Temporary Adjustment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets/liabilites	R$ 148,301	R$ 158,232